Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes.
Schedule of components of the income tax provision

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Current	957,599	34,806	4,859
Deferred	—	(232,572)	(32,466)
Total provision (benefit) for income taxes	957,599	(197,766)	(27,607)

Schedule of reconciliation of China statutory rates to the Group's effective tax rate

	For the six months ended June 30,
	2024	2025
Statutory rate in the PRC	25.0%	25.0%
Effect of the PRC preferential tax rate	(9.2)%	3.1%
R&D additional deduction	(0.4)%	0.0%
Non-deductible expenses*	0.1%	(16.2)%
Change in valuation allowance	—	(7.6)%
Effective tax rate	15.5%	4.4%
*	Non-deductible expenses mainly represent expenditures not deductible for PRC tax purposes.

Schedule of taxes payable

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Income tax payable	1,613,840	1,637,213	22,628
Value-added tax payable	359,420	162,096	228,546
Total taxes payable	1,973,260	1,799,309	251,174